Basis of Presentation (Details Narrative) - USD ($)		6 Months Ended
	Feb. 14, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-30 reverse split
Assets		$ 51,699,265		$ 47,744,245
Liabilities		17,838,222		20,191,112
Notes Payable		$ 3,814,506		6,113,796
Warrants issued		80,000
Warrants outstanding		80,000
Convertible Notes Payable [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		14,560	227,150
Convertible Series A Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	666,667
Stock Options Granted To Employees [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,039,585	183,333
Stock Options Granted To Board Members Or Consultants [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		466,667	466,667
Minimum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Amortized useful lives		10 years
Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Amortized useful lives		20 years
R P C Design And Manufacturing L L C [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest in Variable Interest Entity		$ 387,049		629,694
RDM [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Notes Payable		628,828		354,566
Viva Wealth Fund I [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash attributable to VIE		296,257		199,952
Variable Interest Entity, Primary Beneficiary [Member] | Vivaventures UTSI, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets		3,383,610		3,753,296
Liabilities		47,049		12,608
Variable Interest Entity, Primary Beneficiary [Member] | Vivaventures Royalty II, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets		2,939,498		2,648,810
Liabilities		1,720		300
Variable Interest Entity, Primary Beneficiary [Member] | Vivaopportunity Fund LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets		2,119,856		2,119,961
Liabilities		0
Variable Interest Entity, Primary Beneficiary [Member] | International Metals Exchange, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets		29,938		30,461
Liabilities		$ 1,900		$ 1,900